SCHEDULE OF AMOUNTS RECEIVABLE (Details) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Trades receivable	$ 118,794	$ 136,274	$ 131,187
Income tax advances		90,528	61,547
Due from shareholders	743	1,002	4,094
Amounts receivable	137,310	227,804	$ 196,828
Income tax advances	$ 17,773	$ 90,528